Related Party Transactions (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Maximum percentage of average management fee	2.00%
SQN AIF IV, GP LLC [Member]
Percentage of promotional interest	20.00%
Percentage of cumulative return on capital contributions	8.00%
Percentage interest in profits, losses and distributions of the partnership	1.00%
Percentage of distributed distributable cash received by general partner	1.00%
Description of management fee		Equal to or the greater of, (i) 2.5% per annum of the aggregate offering proceeds, or (ii) $125,000, payable monthly, until such time as an amount equal to at least 15% of the Fund's Limited Partners' capital contributions have been returned to the Limited Partners, after which the monthly management fee will equal 100% of the management fee as initially calculated above, less 1% for each additional 1% of the Fund's Limited Partners' capital contributions returned to them, such amounts are measured on the last day of each month. The management fee is paid regardless of the performance of the fund and will be adjusted in the future to reflect the equity raised.
SQN Capital Management, LLC [Member]
Description of management fee	The Partnership pays the Investment Manager during the Offering Period, Operating Period and the Liquidation Period a management fee equal to or the greater of, (i) 2.5% per annum of the aggregate offering proceeds, or (ii) $125,000, payable monthly, until such time as an amount equal to at least 15% of the Partnership’s Limited Partners’ capital contributions have been returned to the Limited Partners, after which the monthly management fee will equal 100% of the management fee as initially calculated above, less 1% for each additional 1% of the Partnership’s Limited Partners’ capital contributions returned to them, such amounts are measured on the last day of each month. The management fee is paid regardless of the performance of the fund and will be adjusted in the future to reflect the equity raised.
Offering expenses paid	1,500,000	875,000
Percentage of gross proceeds of offering - underwiting fees	3.00%